FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 12, 2013

Via EDGAR

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
File Nos. 33-72424
811-8194

Dear Ms. Miller:

On behalf of the Trust, attached hereto is a preliminary proxy statement on Schedule 14A containing one proposal for shareholders of the ALPS/CoreCommodity Management CompleteCommodities Strategy Fund. Definitive copies of proxy materials are anticipated to be released to shareholders on or about October 4, 2013.

If you have any questions regarding this filing, please contact me at 720.917.0864.

Sincerely,

/s/ David T. Buhler

David T. Buhler, Esq.

Secretary

Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP